Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents Text Block Abstract
Cash and cash equivalents
5.	Cash and cash equivalents

	2022		2021	2020
Cash on hand in banks	Ps.	367,076	951,092	629,146
Time deposits		448,568	224,106	20,674
	Ps.	815,644	1,175,198	649,820

As of December 31, 2022 and 2021 the Group did not maintain restricted cash.

As of January 3, 2021, cash and cash equivalents balance excluded an amount of Ps.42,915 of restricted cash derived from the guarantee of some forwards which were due between May and August 2021, which was presented as a current asset in the consolidated statement of financial position, since it did not complied with the characteristics of readily convertible to cash (see note 9) and under investing activities in the consolidated statements of cash flows.